SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Business Combinations (Details)	12 Months Ended
Dec. 31, 2021
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years